Note 22 - Components of Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Currency translation adjustments	$ (67)	$ (32)
Available for sale securities	2
Pension and other postretirement benefit plan changes	(202)	(104)
Ending balance	$ (267)	$ (136)